Pension Plans and Retiree Benefits - Schedule of Net Periodic Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	$ 30	$ 27
Interest cost	61	69
Expected return on plan assets	(82)	(76)
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	11	13
Plan settlements	7	4
Other		0
Net benefit cost (income) recognized	27	37
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	9	9
Interest cost	15	19
Expected return on plan assets	(40)	(37)
Amortization of past service cost (credit)	(19)	(22)
Amortization of net actuarial loss	(5)	0
Plan settlements	0	0
Other		1
Net benefit cost (income) recognized	(40)	(30)
CANADA | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	3	3
Interest cost	1	1
Expected return on plan assets	(1)	(1)
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	1	1
Plan settlements	0	0
Other		0
Net benefit cost (income) recognized	4	4
CANADA | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	0	0
Interest cost	0	0
Expected return on plan assets	0	0
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	0	0
Plan settlements	0	0
Other		0
Net benefit cost (income) recognized	0	0
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	27	24
Interest cost	60	68
Expected return on plan assets	(81)	(75)
Amortization of past service cost (credit)	0	0
Amortization of net actuarial loss	10	12
Plan settlements	7	4
Other		0
Net benefit cost (income) recognized	23	33
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	9	9
Interest cost	15	19
Expected return on plan assets	(40)	(37)
Amortization of past service cost (credit)	(19)	(22)
Amortization of net actuarial loss	(5)	0
Plan settlements	0	0
Other		1
Net benefit cost (income) recognized	$ (40)	$ (30)